Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The income tax provision differs from the amount that would be computed by applying the federal and provincial statutory income tax rates of 26.5% (2011 – 28.0%, 2010 – 29.1%) to income as a result of the following:

	September 30	September 30	September 30
	2010	2011	2012
Income before income taxes	$37,761	$14,667	$(56,230)
Computed tax expense at statutory income tax rates	$11,011	$4,107	$(14,873)
Change in enacted tax rates	(1)	(31)	108
Adjustment for prior year immaterial errors	-	1,180	(245)
Change in valuation allowance	-	-	1,980
Stock-based compensation	319	206	186
Rate difference on losses available for carry-back	-	-	(532)
Permanent differences and other	(32)	163	235
Total income tax provision	$11,297	$5,625	$(13,141)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	September 30	September 30
	2011	2012
Deferred income tax assets:
Current:
Accrued liability for class action settlements and other temporary differences	$1,078	$2,222
Premium paid to acquire the loan portfolio	-	3,814
Loan loss provision	450	4,450
	$1,528	$10,486
Non-current:
Losses available to be carried forward	150	2,404
Property and equipment, intangible assets and goodwill	320	2,300
Deferred lease inducements	308	200
Deferred revenue	1,647	85
Discount on senior secured notes	-	1,032
Valuation allowance for deferred tax assets	-	(1,980)
	$2,425	$4,041

Deferred income tax liabilities:
Property and equipment, intangible assets, goodwill and other	$(2,356)	$(6,449)